Document And Entity Information - Jun. 30, 2015 - shares	Total
Document Information [Line Items]
Entity Registrant Name	Iao Kun Group Holding Co Ltd
Entity Central Index Key	0001417754
Entity Filer Category	Accelerated Filer
Trading Symbol	IKGH
Entity Common Stock, Shares Outstanding	0
Document Type	6-K
Amendment Flag	false
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2015
Current Fiscal Year End Date	--12-31
Document Period End Date	Jun. 30, 2015